Document And Entity Information	Mar. 04, 2025
Document Information [Line Items]
Entity, Registrant Name	SAKER AVIATION SERVICES, INC.
Document, Type	8-K
Document, Period End Date	Mar. 04, 2025
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-52593
Entity, Tax Identification Number	87-0617649
Entity, Address, Address Line One	20 South Street
Entity, Address, Address Line Two	Pier 6 East River
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	776-4046
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001128281